Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000024569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000024570
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000024569
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%	(0.26%)	1.12%
Without Sales Load [Member] | C000024570
Average Annual Return [Line Items]
Average Annual Return, Percent	8.18%	(0.45%)	0.92%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	8.47%	0.21%	1.50%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	8.47%	0.21%	1.50%